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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

      This Amendment (Check only one.):  [ ] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RRE Ventures GP III, LLC
Address: 130 East 59th Street
         17th Floor
         New York, New York 10022

Form 13F File Number: 28-15242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Will D. Porteous
Title:   Chief Operating Officer
Phone:   (212) 418-5100

Signature, Place, and Date of Signing:

  /s/ Will D. Porteous            New York, NY               February 14, 2013
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        4

Form 13F Information Table Entry Total:                  10

Form 13F Information Table Value Total:           $ 245,601
                                               ------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      13F File Number         Name

1        28-15309                RRE Ventures Fund III LDC

2        28-15249                RRE Ventures GP II, LLC

3        28-15311                RRE Investors Fund II LDC

4        28-15314                RRE Ventures GP IV, LLC

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                   FORM 13F INFORMATION TABLE [TO BE UPDATED]

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

COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7            COLUMN 8
----------------- -------- ------------ -------- --------------------- ---------- --------- -----------------------------
                                                                                                  VOTING AUTHORITY
                  TITLE OF                VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER   -----------------------------
NAME OF ISSUER      CLASS     CUSIP     (x$1000)  PRN AMT   PRN  CALL   DISRETION  MANAGER     SOLE      SHARED    NONE
----------------- -------- ------------ -------- ---------- --- ------ ---------- --------- ---------- ---------- -------
Flextronics
International
LTD.              ORD      Y2573F 10 2       413    68,759  SH            SOLE                  68,759

Flextronics
International
LTD.              ORD      Y2573F 10 2        33     5,493  SH            SOLE        1          5,493

WisdomTree
Investments, Inc. COM      97717P 10 4   112,998 16,865,438 SH            SOLE              16,865,438

WisdomTree
Investments, Inc. COM      97717P 10 4     9,027  1,347,385 SH            SOLE        1      1,347,385

Verifone
Systems, Inc.     COM      92342Y 10 9     4,929    176,980 SH            SOLE        4        176,980

Vocera
Communications,
Inc.              COM      92857 F 10 7   60,870  1,969,276 SH            SOLE        2      1,969,276

Vocera
Communications,
Inc.              COM      92857 F 10 7   10,644    344,352 SH            SOLE        3        344,352

Proofpoint, Inc.  COM      743424 10 3    32,052  2,158,406 SH            SOLE               2,158,406

Proofpoint, Inc.  COM      743424 10 3     2,561    172,449 SH            SOLE        1        172,449

Facebook Inc.     CL A     30303M 10 2    12,074    557,426 SH            SOLE        4        557,426
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